Revenue - Schedule of Revenue by Geographical Location (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 3,233	$ 2,679	$ 2,703
United States
Disaggregation of Revenue [Line Items]
Revenue	1,413	1,088	1,243
PRC
Disaggregation of Revenue [Line Items]
Revenue	697	657	476
Taiwan
Disaggregation of Revenue [Line Items]
Revenue	522	359	431
Republic of Korea
Disaggregation of Revenue [Line Items]
Revenue	308	241	226
Other countries
Disaggregation of Revenue [Line Items]
Revenue	$ 293	$ 334	$ 327